As filed with the Securities and Exchange Commission on October 14, 2011

Securities Act Registration No. 333-7305

Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 76	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 77

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ______________, 2011 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[X]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

Explanatory Note:  This Post-Effective Amendment to the Registration Statement of Frontegra Funds, Inc. relates only to the Frontegra MFG Global Equity Fund and the Frontegra MFG Infrastructure Fund and does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statements of Additional Information for the other series and classes of Frontegra Funds, Inc.

Subject to completion,
dated October 14, 2011

FRONTEGRA FUNDS

PROSPECTUS

Frontegra MFG Global Equity Fund
Institutional Class Shares ([symbol])

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

[DATE]

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

TABLE OF CONTENTS

Summary Section	2
Principal Investment Strategy and Related Risks	4
Fund Management	6
Prior Performance of MFG Asset Management	8
Your Account	9
Exchange Privilege	13
Valuation of Fund Shares	13
Distributions and Federal Income Tax Treatment	14

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra MFG Global Equity Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	NONE
Other Expenses(1)	0.77%
Total Annual Fund Operating Expenses(1)	1.57%
Fee Waiver(2)	(0.77)%
Total Annual Fund Operating Expenses After Fee Waiver	0.80%

____________

(1)

“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

(2)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$82	$340

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy.  Under normal circumstances, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies.  The Fund will normally be diversified among at least three different countries.  The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”) seeks to identify high quality companies at attractive prices while integrating an in depth macroeconomic understanding in order to manage risk.  The Fund will normally hold a concentrated number (generally 20 to 40) of companies, selected on a value basis and typically with a market capitalization in excess of U.S. $5 billion at the time of purchase.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks.  MFG Asset Management invests in companies that it believes are undervalued.  Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company’s value.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Concentration Risks.  The Fund may concentrate its investments in issuers of one or more industries or industry sectors to the extent permitted by applicable regulations, including the food products and household products industries.  Concentration in one or more industries or sectors may negatively impact the Fund if the industries or sectors perform poorly.

Performance.  Performance information for the Fund is not included because the Fund has not commenced operations as of the date of this Prospectus.

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  MFG Asset Management is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Hamish Douglass	2012	Lead Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is capital appreciation.

Principal Investment Strategy.  Under normal circumstances, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies.  The Fund will normally allocate its assets among issuers located in no less than three different countries.  MFG Asset Management seeks to identify high quality companies at attractive prices while integrating an in depth macroeconomic understanding in order to manage risk.  The Fund will normally hold a concentrated number (generally 20 to 40) of companies, selected on a value basis and typically with a market capitalization in excess of U.S. $5 billion at the time of purchase.  The Fund may concentrate in the food products and household products industries.

Buy candidates are those companies that have sustainable competitive advantages which Magellan believes will translate into returns on capital materially in excess of their cost of capital for a sustained period of time.  These companies will usually have some or all of the following characteristics:  a wide economic “moat” (protection around an economic franchise); high reinvestment potential; low business risk; and low agency risk (risk surrounding the deployment of the cash flow).

MFG Asset Management’s primary starting point for portfolio construction is to undertake extensive research in order to identify companies that meet the above criteria and then weight the portfolio towards its highest conviction ideas.  MFG Asset Management will overlay its detailed macroeconomic analysis to ensure the Fund is not overly exposed to “portfolio aggregation risk” (over correlation to a single company, industry or macroeconomic risks) or “macroeconomic event risk” (a major macroeconomic event that could significantly and adversely impact the value of the Fund’s investments).

Magellan will purchase a company for the Fund when the valuation is attractive, using both discounted cash flow valuations and forecasts of three year total shareholder return.  MFG Asset Management will buy companies that have both low and higher price to earnings and price to book multiples provided that the company has some or all of favorable attributes described above and its shares are trading at an appropriate discount to Magellan’s assessment of intrinsic value.

From time to time MFG Asset Management may make significant changes to the Fund’s portfolio if it believes that macroeconomic events could lead to a significant and sustained loss in value for shareholders.  Such events could include a financial crisis, a sustained oil price shock, a global pandemic or a major global conflict.

Companies are sold due to unfavorable changes in valuation, underlying fundamentals or management; if there are more attractive opportunities available; if the company has not performed to expectations; or if MFG Asset Management believes it is prudent to sell a position for risk management purposes.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks.  MFG Asset Management invests in companies that it believes are undervalued.  Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company’s value.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Concentration Risks.  The Fund may concentrate its investments in issuers of one or more industries or industry sectors to the extent permitted by applicable regulations, including the food products and household products industries.  Concentration in one or more industries or sectors may negatively impact the Fund if the industries or sectors perform poorly.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek long-term capital appreciation; and

•

Want to include a global equity fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board”) is responsible for managing the Company’s business and affairs.  The Board also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Board.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by MFG Asset Management and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including MFG Asset Management.

A discussion regarding the Board’s basis for approving the investment advisory agreement will be included in the Fund’s semi-annual report for the six months ended December 31, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 0.80% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra has agreed to reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

MFG Asset Management.  MFG Asset Management is a wholly owned subsidiary of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange.  MFG Asset Management was organized in 2006 and is located at Level 7, 1 Castlereagh Street, Sydney NSW 2000, Australia.  Under the subadvisory agreement, MFG is compensated by Frontegra for its investment subadvisory services at the annual rate of 75% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  In addition, MFG has agreed to reimburse Frontegra for a portion of Frontegra’s expenses related to the organization of the Fund and to share in any expense reimbursements required pursuant to the expense cap agreement.  In addition to providing portfolio management services to the Fund, Magellan serves as investment adviser to individual and institutional clients.  As of September 30, 2011, Magellan had approximately U.S. $2.7 billion under management.

Portfolio Manager.  Hamish Douglass serves as the Lead Portfolio Manager of the Fund.  Mr. Douglass makes the final buy and sell decisions for the Fund.  Mr. Douglass co-founded MFG Asset Management in July 2006 and serves as Chief Executive Officer of MFG.  Prior to founding MFG Asset Management, Mr. Douglass served as Co-Head of Global Banking at Deutsche Bank, Australia, a firm he joined in 1998. Mr. Douglass has a Bachelor’s Degree in Commerce from the University of New South Wales.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Funds (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

PRIOR PERFORMANCE OF MFG ASSET MANAGEMENT

The following table shows the performance data for the Magellan Global Fund (the “Global Fund”), an Australian registered managed investment scheme managed by MFG Asset Management in the global equity style during the periods stated.  The Global Fund is the only account managed by MFG Asset Management that has investment objectives, policies, strategies and risks substantially similar to the Fund.

The Global Fund is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended, and the Investment Company Act of 1940, as amended, respectively.  Consequently, the performance results for the Global Fund could have been adversely affected if the accounts included in the Global Fund had been regulated under the federal securities and tax laws.  The data is provided to illustrate the past performance of the portfolio manager in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the Fund.  You should not consider this performance data as an indication of the future performance of the Fund or MFG Asset Management.

All returns presented were calculated on a total return basis in a base currency of U.S. dollars and include all dividends and interest, accrued income, if any, and realized and unrealized gains and losses.  All returns reflect the deduction of investment advisory fees, if applicable, brokerage commissions and execution costs paid by the Global Fund, without provision for federal or state income taxes.  Cash and cash equivalents are included in the performance returns.  No leveraged positions were used.  The methods used to compute total return for the Global Fund differ from the standards required by the SEC for calculation of average annual total return.  The Global Fund expenses are higher than the Fund’s net expenses.  Accordingly, if the Fund’s expenses had been deducted from the Global Fund’s returns, the returns would be higher than those shown.

Periods Ended September 30, 2011	Global Equity Fund Total Return	MSCI World Index (Net)(1)
1 Year	[ ]%	[ ]%
3 Years	[ ]%	[ ]%
From Inception(2)	[ ]%	[ ]%

__________

(1)

The Morgan Stanley Capital International (MSCI) World Index (Net) is a free-float adjusted market capitalization weighted index that is designed to measure the equity performance of 24 developed markets.  Index results assume the reinvestment of all capital gain and dividend distributions using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

(2)

Performance data shown is since June 30, 2007.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly.  Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

Milwaukee, WI 53202

ABA Number  075000022

Credit to:

U.S. Bancorp Fund Services, LLC

Account Number  112-952-137

Further credit to:

Frontegra Funds, Inc.

Frontegra MFG Global Equity Fund

(investor account number)

(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and its determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through dividends or capital gains investments; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2.00% redemption fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first-out basis); and

•

regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies.  As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

VALUATION OF FUND SHARES

Shares of the Fund are sold at their NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and designated by the Fund as “qualified dividend income” (as defined in the Code).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is 15%.

If the Fund designates distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net long-term capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

DIRECTORS

William D. Forsyth III

David L. Heald

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois  60062

SUBADVISER

Magellan Asset Management Limited

doing business as MFG Asset Management

Level 7, 1 Castlereagh Street

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500
Northbrook, Illinois  60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin  53202-5207

For regular mail deliveries, use:

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin  53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
155 N. Wacker Drive

Chicago, Illinois 60606

LEGAL COUNSEL

Godfrey & Kahn, S.C.

780 N. Water Street

Milwaukee, Wisconsin  53202

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments will be available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI is and the annual and semi-annual reports will be available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

Subject to completion,
dated October 14, 2011

FRONTEGRA FUNDS

PROSPECTUS

Frontegra MFG Infrastructure Fund

Institutional Class Shares ([symbol])

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

[DATE]

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

TABLE OF CONTENTS

Summary Section	1
Principal Investment Strategy and Related Risks	4
Fund Management	6
Your Account	8
Exchange Privilege	11
Valuation of Fund Shares	12
Distributions and Federal Income Tax Treatment	12

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra MFG Infrastructure Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
(a service fee of $15 will be imposed for shares redeemed by wire)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	NONE
Other Expenses(1)%
Total Annual Fund Operating Expenses(1)%
Fee Waiver(2)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

____________

(1)

“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

(2)

Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy.  Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of infrastructure companies, such as utilities, toll roads, airports, ports and communications companies.  The Fund will invest in both U.S. and non-U.S. companies.  The Fund’s subadviser, Magelian Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of

1

securities of infrastructure and utility companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.

The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

▪

Regulated energy utilities;

▪

Regulated water utilities;

▪

Toll roads;

▪

Airports;

▪

Ports;

▪

Communications infrastructure; and

▪

Social infrastructure

It is anticipated that the Fund’s portfolio will generally consist of 80 to 100 companies.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Concentration Risks.  The Fund will concentrate in the infrastructure sector and may concentrate its investments in issuers of one or more industries or industry sectors to the extent permitted by applicable regulations, including the utilities and the transport infrastructure industries.  Concentration in one or more industries or sectors may negatively impact the Fund if the industries or sectors perform poorly.

Infrastructure Investment Risks.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors.

Utilities Industry Risks.  Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  The deregulation of certain utilities

2

companies may subject these companies to greater risks of loss.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Rising interest rates could lead to higher financing costs and reduced earnings.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.  There is a risk that these costs will not be fully recovered through an increase in revenues.

Transportation Sector Risks.  The transportation sector can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

Performance.  Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this Prospectus.

Management.

Investment Adviser and Subadviser.  Frontegra is the investment adviser to the Fund.  MFG Asset Management is the subadviser to the Fund.

Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
Dennis Eagar	2012	Lead Portfolio Manager

Gerald Stack	2012	Portfolio Manager

Kris Webster	2012	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The Fund’s minimum initial investment is $100,000 and the minimum subsequent investment is $1,000.  Frontegra may reduce or waive the minimums in its sole discretion.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

3

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategy.  Under normal circumstances, the Fund invests a minimum of 80% of its net assets in a diversified portfolio of publicly traded equity securities issued by U.S. and non-U.S. companies.  The Fund will invest in both U.S. and non-U.S. companies.  The Fund seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure and are likely to generate reliable income streams and are also likely to benefit from inflation protection.

Infrastructure assets are physical structures and networks that provide necessary services to the population, such as transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities.  The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

▪

Regulated energy utilities;

▪

Regulated water utilities;

▪

Toll roads;

▪

Airports;

▪

Ports;

▪

Communications infrastructure; and

▪

Social infrastructure

The Fund will invest in those companies that meet MFG Asset Management’s definition of an infrastructure entity.  Companies that own assets other than those listed above will be considered for inclusion in the Fund’s portfolio if MFG Asset Management considers the assets owned by the company as “infrastructure assets” as defined by MFG Asset Management.  In addition, companies that are to be included in the Fund’s portfolio will be required to meet pre-defined constraints associated with liquidity of the company’s traded securities; leverage; and financial reporting and regulatory transparency.

The Fund will generally hold 80-100 listed infrastructure companies that MFG Asset Management identifies as meeting the Fund’s investment objective and the criteria discussed below.  MFG Asset Management will exclude from the Fund’s investment portfolio any company that it considers to have material exposure to:

•     competition (such as power companies without any regulatory assistance);

•     commodity prices;

•     substitution risk (for example, companies with low barriers to entry);

•     technology risk; or

•     unacceptable sovereign risk.

The primary focus of the Fund is to invest only in those listed infrastructure companies that do not have material exposures to any of the above factors.

The weighting of companies in the Fund’s portfolio will be primarily determined on the basis of market capitalization, except where MFG Asset Management believes an alternate basis is appropriate.  However, a number of constraints will be applied to ensure that the Fund is diversified by company, infrastructure sector and geography.  These constraints will include limitations on the weighting of each company in the Fund’s portfolio, limitations on the weighting of the Fund’s portfolio to any single infrastructure sector and limitations on the weighting of the investment Fund’s portfolio to any particular jurisdiction.

4

Companies are sold due to unfavorable changes in valuation, underlying fundamentals or management; if there are more attractive opportunities available; if the company has not performed to expectations; or if MFG Asset Management believes it is prudent to sell a position for risk management purposes.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Concentration Risks.  The Fund will concentrate in the infrastructure sector and may concentrate its investments in issuers of one or more industries or industry sectors to the extent permitted by applicable regulations, including the utilities industry.  Concentration in one or more industries or sectors may negatively impact the Fund if the industries or sectors perform poorly.  Since the Fund will concentrate its investments in infrastructure companies, the Fund will be more vulnerable to conditions that negatively affect infrastructure companies as compared to a Fund that does not concentrate its holdings in such accompanies.

Infrastructure Investing Risks.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors.  Infrastructure companies may also be affected by or subject to regulation by various government authorities, including rate regulation; service interruption due to environmental, operational or other occurrences; and the imposition of special tariffs.

Utilities Industry Risks.  Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  The deregulation of certain utilities companies may subject these companies to greater risks of loss.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Rising interest rates could lead to higher financing costs and reduced earnings.

Transportation Sector Risks.  The stock prices of companies in the transportation sector are affected by both supply and demand of their specific product.  The transportation sector can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

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Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.  There is a risk that these costs will not be fully recovered through an increase in revenues.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek long-term capital appreciation; and

•

Want to include an infrastructure equity fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors of the Company (the “Board”) is responsible for managing the Company’s business and affairs.  The Board also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Board.

Adviser.  The Company is managed by Frontegra, which supervises the management of the Fund’s portfolio by MFG Asset Management and administers the Company’s business affairs.  Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of the Company and Frontegra, owns 100% of Frontegra.  Frontegra is affiliated with Frontier Partners, Inc., a consulting firm that provides marketing services to third party investment advisers, including MFG Asset Management.

A discussion regarding the Board’s basis for approving the investment advisory agreement will be included in the Fund’s semi-annual report for the six months ended December 31, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Frontegra at the annual rate of 0.70% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra has agreed to reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

MFG Asset Management.  MFG Asset Management is a wholly owned subsidiary of Magellan Financial Group Limited (“MFG”), a company listed on the Australian Securities Exchange.  MFG Asset Management was organized in 2006 and is located at Level 7, 1 Castlereagh Street, Sydney NSW 2000, Australia.  Under the subadvisory agreement, MFG Asset Management is compensated by Frontegra for its investment subadvisory services at the annual rate of 75% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  In addition, MFG Asset Management has agreed to reimburse Frontegra for a portion of Frontegra’s expenses related to the organization of the Fund and to share in any expense reimbursements required pursuant to the expense cap agreement.  In addition to providing portfolio management services to the Fund, Magellan serves as investment adviser to individual and institutional clients.  As of September 30, 2011, Magellan had approximately U.S. $2.7 billion under management.

Portfolio Managers.  The Fund’s portfolio is managed on a team basis by the three senior members of MFG Asset Management’s Infrastructure Investment Team, Dennis Eagar, Gerald Stack and Kris Webster, with Dennis Eagar the designated Lead Portfolio Manager for the Fund.  The final buy and sell decisions are made on a quantitative basis and are governed by the Fund’s portfolio constraints as established by the team.

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Dennis Eagar.  Mr. Eagar joined MFG Asset Management in January 2007 from Capital Partners where he was Head of Infrastructure Research.  He joined Capital Partners in 2003 and was previously a Division Director at Macquarie Bank.  Mr. Eagar has a Bachelor’s Degree in Science from Macquarie University, a diploma in Project Management from the University of New England, and holds graduate diplomas in Financial Planning and Applied Finance and Investment from the Financial Services Institute of Australia (“FINSIA”).

Gerald Stack.  Mr. Stack joined MFG Asset Management in January 2007.  Prior to joining MFG, Mr. Stack was a Director at Capital Partners (now known as CP2), a firm he joined in 1998.  He has a Bachelor’s Degree in Economics and an MBA from the University of Sydney and is a Chartered Accountant.

Kris Webster.  Mr. Webster joined MFG in February 2008 from Capital Partners where he was an investment analyst focused on the transport and infrastructure sectors including ports, toll roads and railroads for five years.  Prior to this, he was as an academic at the University of New South Wales’ School of Banking and Finance.  Mr. Webster has a Bachelor of Commerce (Hons 1) from the University of New South Wales and is a CFA Charterholder.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.  The Distributor is managed and owned by Mr. Forsyth, who manages and owns the Fund’s investment adviser, Frontegra.  Accordingly, the Distributor and Frontegra are affiliates.

Payments to Financial Intermediaries.  Shares of the Fund may be offered through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor or an affiliate to sell shares of the Funds (collectively, “Financial Intermediaries”).  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.  From time to time, the Distributor or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.

In addition, the Distributor or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

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YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a Financial Intermediary, receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly.  Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report

8

or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

Milwaukee, WI 53202

ABA Number  075000022

Credit to:

U.S. Bancorp Fund Services, LLC

Account Number  112-952-137

Further credit to:

Frontegra Funds, Inc.

Frontegra MFG Infrastructure Fund

(investor account number)

(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

9

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or MFG Asset Management and its determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Redemption Fee.  A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee does not apply to:

•

shares purchased through certain omnibus accounts, including qualified retirement plans;

•

shares acquired through dividends or capital gains investments; or

•

shares redeemed because of death or disability.

Frontegra may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

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A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Frontegra’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Frontegra, MFG Asset Management and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity;

•

the 2.00% redemption fee for redemptions or exchanges 30 days or less after purchase (determined on a first-in, first-out basis); and

•

regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and fund are open to new investors.  The value of the shares to be exchanged and the price

11

of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other Frontegra Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

VALUATION OF FUND SHARES

Shares of the Fund are sold at their NAV.  The NAV of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra or MFG Asset Management in good faith and in accordance with procedures approved by the Board.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  The Board of Directors may rely on the recommendations of a fair value pricing service it has retained to assist in valuing foreign securities.  The fair value pricing service may employ quantitative models in determining fair value.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

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Taxes on Distributions.  The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and designated by the Fund as “qualified dividend income” (as defined in the Code).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is 15%.

If the Fund designates distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net long-term capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

Foreign Tax Considerations.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.  The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

13

DIRECTORS

William D. Forsyth III

David L. Heald

James M. Snyder

OFFICERS

William D. Forsyth III

Elyce D. Dilworth

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

400 Skokie Boulevard, Suite 500

Northbrook, Illinois  60062

SUBADVISER

Magellan Asset Management Limited
doing business as MFG Asset Management

Level 7, 1 Castlereagh Street

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

400 Skokie Boulevard, Suite 500
Northbrook, Illinois  60062

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin  53202-5207

For regular mail deliveries, use:

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin  53201-0701

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
155 N. Wacker Drive

Chicago, Illinois 60606

LEGAL COUNSEL

Godfrey & Kahn, S.C.

780 N. Water Street

Milwaukee, Wisconsin  53202

14

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments will be available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI is and the annual and semi-annual reports will be available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

15

Subject to completion,
dated October 14, 2011

STATEMENT OF ADDITIONAL INFORMATION

FRONTEGRA FUNDS, INC.

Frontegra MFG Global Equity Fund

Institutional Class Shares ([symbol])

Frontegra MFG Infrastructure Fund

Institutional Class Shares ([symbol])

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

1-888-825-2100

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses of the Frontegra MFG Global Equity Fund (the “Global Equity Fund”) and the Frontegra MFG Infrastructure Fund (the “Infrastructure Fund”) (individually, a “Fund,” and together, the “Funds”) dated [   ].  Each Fund is a series of Frontegra Funds, Inc. (the “Company”).  Copies of the Prospectuses are available without charge upon request to the above address or toll-free telephone number, or you can visit the Funds’ website at http://www.frontegra.com.

FRONTEGRA STRATEGIES, LLC

Distributor

This Statement of Additional Information is dated [    ].

The information in this statement of additional information is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

You should rely only on the information contained in this SAI and the Prospectus dated [    ].  The Company has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

i

FUND ORGANIZATION

The Company is an open-end management investment company, commonly referred to as a mutual fund.  The Company was organized as a Maryland corporation on May 24, 1996.

The MFG Global Equity Fund is a non-diversified series of the Company and the MFG Infrastructure Fund is a diversified series of the Company.  The Company may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one series may be offered in separate classes.  Currently, the Company offers ten separate series, two of which are discussed in this SAI.  The Board of Directors of the Company (the “Board”) has established four classes of shares of common stock:  Institutional Class, Class Y, Class L and Class I.  The Company is authorized to issue 2,000,000,000, $.01 par value, shares of common stock in series and classes.  The number of shares authorized for each of the Company’s series and classes discussed is set forth in the table below.

Series/Class of Common Stock	Number of Authorized Shares

Frontegra Netols Small Cap Value Fund(1)
Institutional Class	50,000,000
Class Y	50,000,000

Frontegra Mastholm International Equity Fund(1)(2)	100,000,000

Frontegra Sky International Equity Fund(1)
Institutional Class	50,000,000
Class Y	50,000,000

Frontegra Timpani Small Cap Growth Fund(1)
Institutional Class	50,000,000
Class Y	50,000,000

Frontegra HEXAM Emerging Markets Fund(1)(2)	50,000,000

Frontegra Phocas Small Cap Value Fund(1)
Class L	50,000,000
Class I	50,000,000

Frontegra SAM Global Equity Fund(1)
Institutional Class	50,000,000

Lockwell Small Cap Value Fund(1)
Institutional Class	50,000,000

Frontegra MFG Global Equity Fund
Institutional Class	[50,000,000]

Frontegra MFG Infrastructure Fund
Institutional Class	[50,000,000]

(1)

This Fund is an additional series of the Company that is not included in this SAI.

(2)

This Fund offers a single class of common stock, which has the same characteristics as the Institutional Class.

The assets belonging to each series are held separately by the custodian, U.S. Bank, N.A., and if the Company issues additional series, each additional series will be held separately.  In effect, each series will be a separate fund.  However, there is a risk, generally considered remote, that one series of the Company could be liable for the liabilities of one or more other series of the Company.

Each share of common stock, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board.  Each share of common stock is entitled to participate in dividends and capital gains distributions as determined by the Board.  Each share of common stock is entitled to the residual assets of the respective series in the event of liquidation.  Shares have no preemption, conversion or subscription rights.

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

The investment objective of each Fund is long-term capital appreciation.  This investment objective may not be changed without shareholder approval.  The Global Equity Fund is non-diversified and the Infrastructure Fund is diversified.

The following is a complete list of each Fund’s fundamental investment limitations which cannot be changed without shareholder approval, which requires the approval of a majority of each Fund’s outstanding voting securities.  As used herein, a “majority of each Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of a Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

Each Fund:

1.

May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  This restriction does not apply to the Global Equity Fund, which is non-diversified.

2.

May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the “1940 Act”) which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

3.

May not issue senior securities, except as permitted under the 1940 Act.

4.

May not act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

5.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.

May not make loans if, as a result, more than 33-1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

7.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry, except that the Global Equity Fund may concentrate in the food products and household products industries and the Infrastructure Fund will concentrate in the utilities and the transport infrastructure industries.

8.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.

May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

The following are the Funds’ non-fundamental operating policies which may be changed by the Board without shareholder approval.

Each Fund may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the “SEC”) or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4.

Purchase securities of other investment companies except in compliance with the 1940 Act.

5.

Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6.

Engage in futures or options on futures transactions, except in accordance with Rule 4.5 under the Commodity Exchange Act.

7.

Borrow money, except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.

Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

9.

Make any change in its investment policy of investing a minimum percentage of its net assets in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, policies, and techniques that are described in the applicable Prospectus.

Recent Market Conditions

In recent years, U.S. and international markets have experienced dramatic volatility.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Accordingly, the following securities may be subject to increased risks.

Illiquid Securities

The Funds may invest in illiquid securities (i.e., securities that are not readily marketable).  For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act, and repurchase agreements with maturities in excess of seven days.  However, none of the Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets.  Rule 144A securities may be treated as illiquid securities, subject to the liquidity guidelines.  The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation.  The Board has delegated to each Fund’s respective adviser or subadviser, as applicable, the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations.  Although no definitive liquidity criteria are used, the Board has directed the Funds’ adviser or subadviser, as applicable, to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.  Restricted securities will be priced at fair value as determined in good faith by the Board.  If, through the appreciation of restricted securities or the depreciation of unrestricted securities, any of the Funds should be in a position where more than 15% of the value of their respective net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

Each Fund may invest up to 100% of its total assets in cash and short-term fixed income securities in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions.   When a Fund takes a temporary position, the Fund may not achieve its investment objective. Short-term fixed income securities are defined to include without limitation, the following:

1.

U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities.  U.S. government agency securities include securities issued by:  (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit.  While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law.  The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate.  The Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship in 2008.  In addition, the U.S. Department of Treasury is assisting in each entity’s ability to meet its obligations through the establishment of a preferred stock purchase agreement and a new secured lending credit facility and has agreed to provide up to $200 billion of capital to each entity as needed.  However, there is no assurance that such actions will be successful.

2.

Certificates of Deposit issued against funds deposited in a bank or savings and loan association.  Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to each Fund’s restriction on investments in illiquid securities.  Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. The maximum insurance payable by the Federal Deposit Insurance Corporation (“FDIC”) as to any one certificate of deposit was increased permanently from $100,000 to $250,000 per depositor.

3.

Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4.

Repurchase agreements which involve purchases of debt securities.  In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time.  This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.  Such actions afford an opportunity for the Fund to invest temporarily available cash.  The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances in which the Fund may invest.  Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.  The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date.  In the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral.  However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest.  The Funds’ subadviser monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement.  The subadviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund.  If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.

Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest.  There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6.

Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations.  Master demand notes are direct lending arrangements between the Fund and a corporation.  There is no secondary market for the notes.  However, they are redeemable by the Fund at any time.  The Funds’ subadviser will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because each Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.  Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of Frontegra Asset Management, Inc. (“Frontegra” or the “Adviser”) or subadviser, of comparable quality.

Other than commercial paper, short-term fixed income securities must be rated at least A or higher by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).  Commercial paper and commercial paper master notes must be rated A-1 or better by S&P, Prime-1 or better by Moody’s, or F2 or higher by Fitch.  Each Fund may also invest in the short-term investment funds of their custodial bank.

Investment Grade Debt Obligations

Investment grade debt obligations include:  (i) U.S. government securities; (ii) commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iii) short-term notes rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iv) bonds rated in one of the four highest rating categories (e.g., BBB or higher by S&P); and (v) unrated securities determined by a subadviser to be of comparable quality.  Investment grade securities are generally believed to have relatively low degrees of credit risk.  However, certain investment grade securities may have some speculative characteristics because their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

Foreign Securities and Currencies

The Funds may invest directly in securities of non-U.S. companies.  Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments.  In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards as are companies in the U.S.  Other risks inherent in foreign investment include:  expropriation; confiscatory taxation; capital gains taxes; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.  Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities.  From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.  Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

In addition, the Funds may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts for hedging or any other lawful purpose.  Forward currency transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract.  Spot foreign exchange transactions are similar but require current, rather than future, settlement.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Funds could be affected by changes in foreign currency exchange rates to some extent.  The value of each Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.  Currency exchange rates can be volatile at times in response to various political and economic conditions.

Equity Swaps

The Funds may enter into equity swap agreements to invest in a market without owning or taking physical custody of securities in various circumstances or for hedging purposes.  The counterparty to an equity swap agreement will typically be a bank or a broker-dealer.  Equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount.  The Funds will generally enter into equity swaps on a net basis (i.e., the two payment streams are netted out) with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions.  In addition, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.  Equity swaps will be offset by segregated cash or liquid assets to cover the Funds' exposure under the agreement.

Foreign Investment Companies

Some of the securities in which the Funds invest may be located in countries that may not permit direct investment by outside investors.  Investments in such securities may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies.  Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act.  Under the 1940 Act, the Funds may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Depositary Receipts

The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) or other securities convertible into securities or issuers based in foreign countries.  ADRs include American Depositary Shares.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs and EDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs and EDRs are receipts with a non-U.S. bank evidencing a similar arrangement.  For purposes of each Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

ADR facilities may be established as either “unsponsored” or “sponsored.”  While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.  A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored ADRs generally bear all the costs of such facilities.  The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.  Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Telecommunications Companies

The Infrastructure Fund may invest in telecommunications companies, which are companies principally engaged in the development, manufacture, or sale of communications services or communications equipment or provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media.  Investing in the telecommunications sector includes many of the risks of investing in the utilities sector, including government regulation of rates of return and services that may be offered. Telecommunications products and services also may be subject to rapid obsolescence resulting from changes in consumer tastes, intense competition and strong market reactions to technological development.

Utility Companies

Utility companies in which the Infrastructure Fund may invest generally are involved in the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; or production, transmission or distribution of oil or natural gas. The Infrastructure Fund will invest significantly in securities of utility companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector.  Investing in the utility sector may involve additional risks, such as high interest costs in connection with capital construction and improvement programs; difficulty in raising capital; unfavorable government rate regulation; risks regulated to environmental and other regulatory compliance costs; negative effectives of an economic slowdown or recession; and increased competition from other utility providers.

Companies in the utility sector may be subject to regulation by various governmental authorities and may be subject to special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between regulations that apply among different jurisdictions and agencies.  Changes in climate can also negatively affect the financial condition of utility companies.

Line of Credit

The Funds may borrow money from banks to the extent allowed (see Fund Policies:  Fundamental and Non-Fundamental) to meet shareholder redemptions.  The Funds may enter into a line of credit with a bank in order to provide short-term financing, if necessary, in connection with shareholder redemptions.

Repurchase Agreements

The Funds may enter into repurchase agreements with certain banks or non-bank dealers.  In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days).  The repurchase agreement, thereby, determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  MFG Asset Management will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.  Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.  Although no definitive creditworthiness criteria are used, the portfolio manager reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.  The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Exchange-Traded Funds and Other Investment Companies

The Funds may invest in securities issued by Exchange Traded Funds (“ETFs”) and other investment companies within the limits prescribed by the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  The Funds may invest their assets in ETFs that hold international equities.  The Funds may also purchase ETFs that invest in companies that have particular market capitalizations, that are in specific industries and economic sectors and that comprise various equity indices.  The Funds may acquire ETFs as a means of investing cash temporarily in instruments that may generate returns comparable to each Fund’s benchmark index.  As an owner of an ETF, mutual fund or another investment company, each Fund bears, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Portfolio Turnover

Each Fund’s portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity, market conditions or other factors.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs to a Fund and its shareholders.  High portfolio turnover may result in the realization of substantial new capital gains.

DIRECTORS AND OFFICERS

Under the laws of the State of Maryland, the Board of Directors of the Company is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.

The directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown below.  William D. Forsyth III (indicated with an asterisk*) is deemed to be an “interested person” of the Fund, as defined in the 1940 Act, due to his ownership interest in Frontegra Asset Management Inc. (“Frontegra”) and his indirect equity ownership in Timpani Capital Management LLC (“Timpani”), an investment adviser to another Frontegra Fund not discussed in this SAI.

Independent Directors

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen By Director(1)	Other Directorships Held by Director

David L. Heald 400 Skokie Blvd., Suite 260, Northbrook, IL 60062 Year of Birth: 1943	Lead Independent Director	Indefinite; since June 1996

Mr. Heald received his B.A. in English from

Denison University in 1966 and his J.D. from

Vanderbilt University School of Law in 1969.

Mr. Heald previously served as a principal and a

director of Consulting Fiduciaries, Inc. (“CFI”), a

registered investment adviser, from 1994 to 2011.

CFI provides professional, independent, fiduciary

decision making, consultation and alternative

dispute resolution services to ERISA plans, plan

sponsors and investment managers.  Between

April 1994 and August 1994, Mr. Heald engaged

in the private practice of law.  From August 1992

until April 1994, Mr. Heald was a managing

director and the chief administrative officer of

Calamos Asset Management, Inc., a registered

investment adviser specializing in convertible

securities, and he served as an officer and director

of CFS Investment Trust, a registered investment

company comprised of four series.  From January

1990 until August 1992, Mr. Heald was a partner

in the Chicago based law firm of Gardner, Carton

& Douglas.

				10	None

James M. Snyder 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1947	Independent Director	Indefinite; since May 2002	Mr. Snyder received his B.S. in Finance from Indiana University in 1969 and his M.B.A. from DePaul University in 1973. Mr. Snyder is a private investor and Chairman of The Snyder Family Foundation. Mr. Snyder served as an investment professional with Northern Trust from June 1969 until his retirement in June 2001. He served in a variety of capacities at Northern Trust, most recently as Executive Vice President of Northern Trust and Vice Chairman of Northern Trust Global Investments. Mr. Snyder has earned the right to use the Chartered Financial Analyst (CFA) designation.	10	IronBridge Funds, Inc. (with oversight of six portfolios)

Interested Director and Officers

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen By Director(1)	Other Directorships Held by Director

William D. Forsyth III* Frontegra Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1963	President and Secretary Director	Elected annually by the Board of Directors; since August 2008. Indefinite; since May 1996.	Mr. Forsyth received his B.S. in Finance from the University of Illinois in 1986 and his M.B.A. from the University of Chicago in 1988. Mr. Forsyth has served as President of Frontegra since August 2008 and as Treasurer and a Director of Frontegra since May 1996. Mr. Forsyth served as Co-President and Assistant Secretary of Frontegra from May 1996 to August	10	None

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen By Director(1)	Other Directorships Held by Director

	Co-President, Treasurer and Assistant Secretary	From May 1996 to August 2008.

2008.  Mr. Forsyth has served as President of Timpani since August 2008 and served as Co-President from April 2008 to August 2008.  Mr. Forsyth has served as President of Frontegra Strategies, LLC, the principal distributor of the Funds’ shares, since August 2008 and as Co-President from August 2007 to August 2008.  From July 1993 until the present, Mr. Forsyth also served as a Partner of Frontier Partners, Inc., a consulting/marketing firm (“Frontier”).  From April 1987 until June 1993, Mr. Forsyth served as a Partner of Brinson Partners, Inc., an investment adviser, and from June 1986 until April 1987, he served as a product marketing representative of Harris Trust & Savings Bank.  Mr. Forsyth has earned the right to use the CFA designation.

Elyce D. Dilworth Frontegra Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1966	Treasurer, Assistant Secretary, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Elected annually

by the Board of

Directors;

Treasurer and

Assistant

Secretary since

August 2008;

Chief

Compliance

Officer since

January 2008;

Anti-Money

Laundering

Compliance

Officer since

February 2008.

Ms. Dilworth received her B.B.A. in Finance

from the University of Wisconsin – Milwaukee

in 1989 and her M.S. in Accounting from the

University of Wisconsin – Milwaukee in 1991.

Ms. Dilworth has served as Chief Compliance

Officer of Frontegra since January 2008 and as

Secretary since August 2008.  Ms. Dilworth

served as Chief Compliance Officer of Timpani

from April 2008 through June 2011.  She served

as Chief Financial Officer of Timpani from

April 2008 to March 2010.  Ms. Dilworth has

served as Chief Compliance Officer of Frontier

since September 2010.  Ms. Dilworth has

served as Chief Compliance Officer of the

Distributor since August 2008. From June 2004

until May 2007, Ms. Dilworth was the Chief

Compliance Officer for Van Wagoner Funds,

Inc. (n/k/a Embarcadero Funds, Inc.), and the

President, Secretary and Treasurer from January

2005 until May 2007.  From April 1994 until

December 2003, Ms. Dilworth was employed

by UMB Fund Services, Inc., a service provider

to mutual funds and alternative investment

products.  From January 1992 until April 1994,

Ms. Dilworth was a Staff Accountant for

PricewaterhouseCoopers LLP, a public

accounting firm.

				N/A	N/A

____________________

(1)

The Frontegra Funds consist of ten separate series, two of which are discussed in this SAI.

Board Leadership Structure

Under the laws of the State of Maryland, the Board is responsible for managing the Company’s business and affairs.  The Board also oversees duties required by applicable state and federal law.  The Board exercises its duties of oversight through regular quarterly meetings and special meetings called pursuant to applicable state and federal law.  The Board is responsible for approving all significant agreements between the Company and companies that furnish services to the Company.  Directors are elected and serve until their successors are elected and qualified.

The Board is comprised of two independent directors, Mr. Heald and Mr. Snyder, and one interested director, Mr. Forsyth.  Mr. Heald is the lead independent director.  The Board has not designated a chairman.  As President of the Company, Mr. Forsyth is the presiding officer at all meetings of the Board in the absence of a designated chairman.  As President, Mr. Forsyth serves as chief executive officer of the Company.  In the event the Board was to designate a chairman, the Chairman of the Board would preside at each meeting of the Board and have general supervision of the business of the Company and its officers.  Given the size of the Board and the ability of the independent directors to provide input on meeting agendas, together with the regular executive sessions of the independent directors and the annual Board self-assessment, the Board believes that the current structure is working effectively.  Accordingly, the Board has determined that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board has one standing committee – an Audit Committee.  Pursuant to its charter, the Audit Committee: oversees the accounting and financial reporting policies and procedures of the Company and each of its series; oversees the Company’s internal control over financial reporting and disclosure controls and procedures; oversees the quality, objectivity and integrity of the Company’s financial statements and the independent audit thereof; monitors the independent auditor’s qualifications, independence and performance; and is responsible for the appointment, compensation and oversight of the Company’s independent auditor.  During the fiscal year ended June 30, 2011, the Audit Committee met three times.  The two independent directors – Mr. Heald and Mr. Snyder – form the Audit Committee.  Mr. Heald is the Chairman of the Audit Committee.

The Board’s role is one of oversight rather than management.  Those processes are overseen by Fund officers, including the President and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at meetings of the Board.  Frontegra reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  Frontegra reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds and the Company.  The subadviser and other service providers to the Funds have also implemented risk management policies, which are subject to periodic review by the CCO and the Board.

The Board has appointed the CCO who reports directly to the independent directors and who attends all meetings of the Board.  In addition, the CCO presents an annual report to the Board in accordance with the Company’s compliance policies and procedures.  The CCO, together with the Company’s President, regularly discuss risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Company’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  The CCO also reports to the Board in the event any material risk issues arise in between Board meetings.  Additionally, the Board reviews information regarding the risk management processes of Frontegra, the subadviser and the other service providers to the Funds.

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a director of the Company.

William D. Forsyth III.  Mr. Forsyth has served as a director of the Company since founding the Company in 1996.  He founded Frontegra in 1996 and owns 100% of Frontegra.  He also is President of the Distributor and is a partner of Frontier, established in 1993.  Prior to 1993, he was a partner at Brinson Partners, Inc., an investment adviser, and was employed by Harris Trust & Savings Bank.  Through his positions with the Company and its affiliated companies,  experience with investment advisers and investment companies and his employment experience, Mr. Forsyth is experienced with financial, accounting, legal, regulatory and investment matters.

David L. Heald.  Mr. Heald has served as a director of the Company since 1996.  Mr. Heald previously served as principal and director of Consulting Fiduciaries, Inc., a registered investment adviser.  Prior to this position, Mr. Heald served in different leadership capacities at Calamos Asset Management, Inc., a registered investment adviser, and at CFS Investment Trust, a registered investment company.  He also engaged in the private practice of law for several years.  Through his experience with investment advisers and investment companies, his employment experience and his legal training and practice, Mr. Heald is experienced with financial, accounting, legal, regulatory and investment matters.

James M. Snyder.  Mr. Snyder has served as a director of the Company since 2002.  Mr. Snyder previously served as an investment professional with Northern Trust for over thirty years, most recently as Executive Vice President and Vice Chairman of Global Investments.  Additionally, Mr. Snyder serves as the independent chair on the Board of Directors of another investment company.  Through his employment experience, Mr. Snyder is experienced with financial, accounting, legal, regulatory and investment matters.

Board Ownership and Compensation

The following table sets forth the dollar range of shares beneficially owned by each director in the Frontegra family of Funds as of December 31, 2010, stated using the following ranges:  none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.

Name of Director	Aggregate Dollar Range of Equity Securities Beneficially owned in Frontegra Family of Funds

William D. Forsyth III(1)	Over $100,000

David L. Heald	Over $100,000

James M. Snyder	Over $100,000

____________________

(1)

This director is deemed an “interested person” as defined in the 1940 Act.

As of the date of this SAI, officers and directors of the Company do not own any shares of either Fund because the Funds were not offered for sale until the date of this SAI.

Directors and officers of the Company who are also officers, directors, employees or shareholders of Frontegra do not receive any remuneration from the Funds for serving as directors or officers.  Accordingly, Mr. Forsyth and Ms. Dilworth do not receive any remuneration from the Funds for their services as director and officer and officer, respectively.  Ms. Dilworth receives compensation from Frontegra for her services as Chief Compliance Officer of the Company.  From time to time, the Funds may pay compensation services to an outside consulting firm for compliance-related services in support of Ms. Dilworth’s position as Chief Compliance Officer.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Company or Fund expenses. The following table provides information relating to compensation paid to Mr. Heald and Mr. Snyder for their services as directors of the Company for the fiscal year ended June 30, 2011.  Mr. Heald and Mr. Snyder did not receive any remuneration from the Funds during the fiscal year 2011 because the Funds had not commenced operations as of June 30, 2011.

Name	Total Compensation from Funds and Fund Complex(1)
David L. Heald	$31,000(2)
James M. Snyder	$ 31,000(2)

__________________

(1)

The Frontegra Funds consist of ten separate series, two of which are discussed in this SAI.

(2)

The disinterested directors may invest their compensation in shares of the Funds.

CODES OF ETHICS

The Company, Frontegra, Timpani and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  The Code of Ethics governs all employees and other supervised persons of the Company, Frontegra, Timpani and the Distributor.  The Code of Ethics is based upon the principle that directors, officers and employees of the Company, Frontegra, Timpani and the Distributor have a fiduciary duty to place the interests of Fund shareholders above their own.  The Code of Ethics addresses compliance with federal securities laws, gifts and personal trading and reporting.

The Code of Ethics permits access persons (as defined in the Code of Ethics) to buy or sell securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions.  The Code of Ethics requires access persons to preclear most transactions in permitted investments.  It also requires access persons (other than independent directors of the Fund) to report transactions to Frontegra’s and Timpani’s Chief Compliance Officer.  Independent directors are required to report certain transactions to the Fund’s administrator, U.S. Bancorp Fund Services, LLC.  Moreover, access persons (other than independent directors of the Fund) are required, on an annual basis, to disclose all securities holdings to the Chief Compliance Officer.

MFG Asset Management has adopted a Code of Ethics and Personal Trading Policy that governs all partners, officers and employees of MFG Asset Management (collectively, “Access Persons”).  The Personal Trading Policy permits Access Persons to buy and sell securities for their own accounts subject to certain restrictions.  The Personal Trading Policy requires Access Persons to preclear all transactions with MFG Asset Management compliance personnel, to disclose all securities holdings and to submit quarterly transaction reports.

PRINCIPAL SHAREHOLDERS

Information regarding principal shareholders and control persons of the Funds is not provided because the Funds were not offered for sale until the date of this SAI.

INVESTMENT ADVISER AND SUBADVISER

Investment Adviser - Frontegra Asset Management, Inc.

Frontegra is the investment adviser to the Funds.  William D. Forsyth III owns 100% of Frontegra and is President of Frontegra and the Company.  Mr. Forsyth is considered a control person of Frontegra due to his ownership of and position with Frontegra.  See “Directors and Officers” for Mr. Forsyth’s positions with Frontegra and related entities.

The investment advisory agreement (the “Frontegra Advisory Agreement”) has an initial term of two years from the date of the respective amendment relating to each Fund and is required to be approved annually by the Board or by vote of a majority of each Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the separate vote of the Company’s disinterested directors, cast in person at a meeting called for the purpose of voting on such approval.  The Frontegra Advisory Agreement is terminable without penalty, on 60 days’ written notice by the Board, by vote of a majority of each Fund’s outstanding voting securities or by Frontegra, and will terminate automatically in the event of its assignment.

Under the terms of the Frontegra Advisory Agreement, Frontegra supervises the management of each Fund’s investments and business affairs, subject to the supervision of the Board.  At its expense, Frontegra provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds.  As compensation for its services, the Global Equity Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.80% of the average daily net asset value of the Fund and the Infrastructure Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.70% of the average daily net asset value of the Fund.  No advisory fees were paid by the Funds in fiscal 2011 because they had not commenced operations as of June 30, 2011.

Pursuant to an expense cap agreement between Frontegra and the Company, on behalf of each Fund, Frontegra contractually agreed to waive its management fee and/or reimburse each Fund to ensure that the total operating expenses (excluding acquired fund fees and expenses) for the Global Equity Fund do not exceed 0.80% of the Fund’s average daily net asset value and that the total operating expenses for the Infrastructure Fund do not exceed 0.70% of the Fund’s average daily net asset value.  The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of Frontegra’s fee, subject to later adjustment, month by month, for the remainder of the Fund’s fiscal year.

Subadviser – Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”)

MFG Asset Management is a wholly owned subsidiary of Magellan Financial Group Limited, a company listed on the Australian Securities Exchange.  Frontegra has entered into a subadvisory agreement under which MFG Asset Management serves as the subadviser to the Funds and, subject to Frontegra’s supervision, manages each Fund’s portfolio assets.  Under the agreement, MFG Asset Management is compensated by Frontegra for its investment advisory services at the annual rate of 75% of the net advisory fee received by Frontegra with respect to each Fund, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above.  In addition, MFG Asset Management has agreed to reimburse Frontegra for a portion of the expenses incurred in connection with the organization of the Fund, as well as a portion of any expense reimbursements to the Funds made by Frontegra under the expense cap agreement.

Potential Conflicts of Interest

Mr. Forsyth, Frontegra’s owner and principal executive officer, generally devotes a substantial portion of his time to the services of Frontier Partners, Inc. (“Frontier”), a consulting/marketing firm that operates as a third-party solicitor for investment advisers.  Mr. Forsyth is the owner and a partner of Frontier and derives compensation from such positions.  Pursuant to a contractual consulting arrangement, Frontier provides services to and is compensated by MFG Asset Management.  This arrangement may present a conflict of interest.  Frontegra may not be inclined to terminate the subadvisory relationship with MFG Asset Management when its affiliate, Frontier, is receiving compensation from MFG Asset Management for other services.  Similarly, if MFG Asset Management discontinues using the services of Frontier, Frontegra may have an incentive to terminate the subadvisory agreement with MFG Asset Management if a Fund were underperforming, and replace the subadviser with an entity who would retain the services of Frontier and has a better potential for improving Fund performance.  Nonetheless, the Board retains ultimate oversight over each Fund and its advisory and subadvisory relationships.

PORTFOLIO MANAGER

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus for each Fund under “Fund Management,” each portfolio manager is solely responsible (in the case of the Global Equity Fund) or jointly responsible (in the case of the Infrastructure Fund) for the day-to-day management of the applicable Fund and, unless otherwise indicated, is solely or jointly responsible (as the case may be) for the day-to-day management of the other accounts set forth in the following table.  Hamish Douglass is the lead portfolio manager of the Global Equity Fund and Dennis Eagar is the lead portfolio manager of the Infrastructure Fund.

Other Accounts Managed by the Portfolio Managers
As of [●]

	Other Registered Investment Companies Managed by Portfolio Manager				Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Registered Investment Companies with Performance- Based Fees	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance– Based Fees	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees

MFG Global Equity Fund

MFG Asset Management Limited

Hamish Douglass

MFG Global Infrastructure Fund

MFG Asset Management Limited(1)

Gerald Stack

Dennis Eagar

Kris Webster

____________________

(1)    Accounts are managed jointly with the other portfolio managers listed.

Potential Conflicts of Interest

MFG Asset Management is an investment adviser that manages other client portfolios with positions similar to those in the portfolio that MFG Asset Management manages for each Fund.  Positions are bought and sold for all clients based on their investment criteria and MFG Asset Management’s investment style.  MFG Asset Management has developed and implemented a number of policies and procedures that are designed to ensure that the interests of all MFG Asset Management’s clients are protected.  Policies that are a part of MFG Asset Management’s compliance program address areas such as trade allocations, cross trading, insider trading and trade management.  MFG Asset Management has developed trade allocation processes and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts, including each Fund, participate in investment decisions involving the same securities.  Ongoing and annual reviews are conducted to ensure compliance with the policies and procedures.

Compensation of Portfolio Managers

The compensation of the portfolio manager(s) of each Fund is not exclusively tied to the performance or the value of the assets in the applicable Fund.  The compensation of the portfolio manager(s) of each Fund generally depends on a range of factors including contribution to MFG Asset Management, overall performance against agreed objectives, performance of the portfolios for which they have material input, as well as the overall profitability and success of MFG Asset Management.

Ownership of Fund Shares by Portfolio Managers

As of the date of this SAI, the Funds’ portfolio managers do not own any shares of either Fund because neither Fund was offered for sale until the date of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about their portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company, Frontegra and the subadviser may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•

Each Fund will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company will disclose the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC, and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•

Each Fund’s full portfolio holdings as of quarter end will be posted on the Company’s website no earlier than 10 days after quarter end.

•

Each Fund’s top 10 holdings as of quarter end may be posted on the Company’s website no earlier than the posting of each Fund’s full portfolio holdings as of quarter end on the Company’s website, and in no event no earlier than 10 days after quarter end.

•

Each Fund’s top 10 holdings as of a quarter end may be included in Fund fact sheets following the posting of each Fund’s top 10 holdings as of quarter end on the Company’s website.

•

Each Fund’s full portfolio holdings as of quarter end may be included in a quarterly report provided to certain shareholders of a Fund or to consultants for their databases following posting of the portfolio holdings on the Company’s website.

•

Frontegra or the subadviser may disclose a Fund’s portfolio holdings in regulatory filings and to each Fund’s service providers (the administrator, fund accountant, custodian, transfer agent, independent accountant, legal counsel and financial printer) in connection with the fulfillment of their duties to each Fund and the Company.  Such disclosures generally are made to the service providers on a quarterly basis in connection with the preparation of regulatory filings but may be provided more frequently if necessary.

•

The portfolio holdings as of each quarter end for each Fund will be disclosed to the rating agencies listed below no earlier than 10 days after quarter end.

Morningstar, Inc.

Thomson Financial Services

Lipper, Inc.

Vickers Stock Research Corporation

Standard & Poor’s Ratings Group

Capital Bridge, Inc.

Bloomberg L.P.

•

Disclosure of portfolio holdings as of a particular month end may be made in response to inquiries from consultants, existing clients or prospective clients no earlier than 10 days after month end.

•

Each Fund’s portfolio holdings may also be disclosed in cases where other legitimate business purposes of a Fund are served by such disclosure provided that, if prior to the public disclosure of such information, (a) the Company’s Chief Compliance Officer authorizes the disclosure and determines that there are no conflicts of interest between a Fund’s shareholders and Frontegra or MFG Asset Management and (b) the recipient is required to maintain the confidentiality of the information either by contract or by law.

The Company is prohibited from entering into any other arrangements to disclose information regarding each Fund’s portfolio securities without prior approval of the Board of Directors.  No compensation or other consideration may be received by a Fund, Frontegra or MFG Asset Management in connection with the disclosure of portfolio holdings in accordance with this policy.

The Chief Compliance Officer monitors compliance with the Disclosure Policy and reports any violations to the Board of Directors.  The Board of Directors will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of the Fund shareholders and those of an Adviser, subadviser or any other Fund affiliate.

PROXY VOTING POLICIES

The Board has adopted proxy voting procedures that delegate to Frontegra the authority to vote proxies, subject to the supervision of the Board.  The Board also authorized Frontegra to delegate its authority to vote proxies to MFG Asset Management pursuant to the subadvisory agreement.  In addition, the Board has authorized Frontegra to retain a third party voting service to provide recommendations on proxy votes or vote proxies on each Fund’s behalf.  The Funds’ proxy voting procedures provide that, in the event of a conflict between the interests of Frontegra or MFG Asset Management and a Fund with regard to a proxy vote, a majority of the disinterested directors will be responsible for resolving the conflict.

MFG Asset Management’s proxy voting policies provide that MFG Asset Management will vote proxies with respect to client securities in a manner consistent with the best interests of its clients as shareholders of a company.  MFG Asset Management has adopted proxy voting guidelines which provide that MFG Asset Management will consider a proposal’s expected impact on shareholder value and will not consider benefits to MFG Asset Management.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, either upon request, by calling toll free, 1-888-825-2100, or by accessing the SEC’s website at http://www.sec.gov.

FUND TRANSACTIONS AND BROKERAGE

MFG Asset Management is responsible for decisions to buy and sell securities for each Fund and for the placement of each Fund’s securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage.  MFG Asset Management seeks the best execution available with respect to each transaction, in light of the overall quality of brokerage and research services provided to MFG Asset Management or each Fund.  Purchases may be made from underwriters, dealers and, on occasion, the issuers.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.  Each Fund may pay mark-ups on principal transactions.  Brokerage will not be allocated based on the sale of a Fund’s shares.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction.  Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers and negotiating commissions, MFG Asset Management considers several factors, including:  the firm’s reliability, the quality of its execution services on a continuing basis, its financial condition, investment and market information and other research, such as economic, securities and performance measurement research and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility.  Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if MFG Asset Management determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to a Fund.  MFG Asset Management believes that the research information received in this manner provides each Fund with benefits by supplementing the research otherwise available to the Fund.  The Subadvisory Agreement provides that such higher commissions will not be paid by a Fund unless (a) MFG Asset Management determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of MFG Asset Management’s overall responsibilities with respect to the accounts as to which they exercise investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Subadvisory Agreement; and (c) in the opinion of MFG Asset Management, the total commissions paid by a Fund will be reasonable in relation to the benefits to the Fund over the long term.  In some cases, MFG Management Asset Management may enter into commission sharing arrangements pursuant to which MFG Asset Management will place a trade with a broker, who will then credit a negotiated portion of the commission to another firm as requested by MFG Asset Management for the purpose of paving for research products or services received by MFG Asset Management.  Such commission arrangements, as well as the research provided in connection with such arrangements, are intended to comply with Section 28(e) of the Exchange Act and the SEC’s interpretative guidance relating thereto.

MFG Asset Management places portfolio transactions for other advisory accounts that it manages.  Research services furnished by firms through which each Fund effects its securities transactions may be used by MFG Asset Management in servicing all of its accounts.  Not all of such services may be used by MFG Asset Management in connection with each Fund.  MFG Asset Management believes it is not possible to measure separately the benefits from research services to each of the accounts (including each Fund) managed by them.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.  However, MFG Asset Management believes such costs to each Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.  MFG Asset Management seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to each Fund.  In making such allocations between a Fund and other advisory accounts, the main factors considered by MFG Asset Management are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, N.A., acts as transfer agent and dividend-disbursing agent for the Funds (the “Transfer Agent”).  The Transfer Agent is compensated based on an annual fee per open account of $14.00, subject to minimum annual fees of $6,000 per Fund.  There is a fee of $6,000 per year for each additional fund or class.

ADMINISTRATOR AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC also provides administrative and fund accounting services to the Funds pursuant to separate Administration and Fund Accounting Agreements.  Under these Agreements, U.S. Bancorp Fund Services, LLC calculates the daily net asset value of each Fund and provides administrative services (which include clerical, compliance and regulatory services such as filing all required federal income and excise tax returns and state property tax returns, assisting with regulatory filings, preparing financial statements and monitoring expense accruals).  For the foregoing services, U.S. Bancorp Fund Services, LLC receives from each Fund a fee, computed daily and payable monthly, based on the Company’s average net assets at the annual rate of 0.0325 of 1% on the first $1 billion and 0.02 of 1% on the average net assets in excess of $1 billion, subject to an annual minimum of $300,000 (subject to adjustment in accordance with the number of series offered by the Company), plus out-of-pocket expenses.

SHAREHOLDER MEETINGS

Maryland law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Company’s Bylaws also contain procedures for the removal of directors by shareholders of the Company. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

DISTRIBUTION OF FUND SHARES

The Distributor, Frontegra Strategies, LLC, located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062, is the principal distributor of each Fund’s shares.  Under a Distribution Agreement between the Company and the Distributor, the Distributor offers each Fund’s shares on a continuous, best efforts basis.  The Distributor is an affiliate of Frontegra.  During each of the fiscal years ended June 30, 2011, 2010 and 2009, the Distributor did not receive commissions or other compensation for the sale of Fund shares.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of a majority of each Fund’s outstanding securities and, in either case, by a majority of the directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Company on behalf of each Fund on 60 days written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the directors who are not “interested persons” (as defined in the 1940 Act) of the Company, or by the Distributor on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PURCHASE, PRICING AND REDEMPTION OF SHARES

Shares of the Funds are sold on a continuous basis at each Fund’s net asset value.  As set forth in the Prospectus under “Valuation of Fund Shares,” each Fund’s net asset value per share is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.  The Funds are not required to calculate their net asset value on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption.  Net asset value is calculated by taking the market value of a Fund’s total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.  The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Debt securities are valued by using an evaluated bid price provided by a pricing service.  If closing bid and asked prices are not readily available, the pricing service may provide a price determined by a method used to value fixed income securities without relying exclusively on quoted prices.  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and securities traded on NASDAQ are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a national securities exchange or NASDAQ are valued at the most recent sale price.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board or its delegate.  The Board has approved the use of pricing services to assist the Funds in the determination of net asset value.  Short-term fixed income securities held by a Fund are generally valued on an amortized cost basis.

Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange.  In certain countries market maker prices, usually the mean between the bid and ask prices, are used.  In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using the fair value procedures described above.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Purchases In Kind.  Shares of each Fund may be purchased “in kind,” subject to the approval of an Adviser and/or MFG Asset Management and their determination that the securities are acceptable investments for a Fund and that they have a value that is readily ascertainable in accordance with the applicable Fund’s valuation policies.  In an in kind purchase, investors transfer securities to a Fund in exchange for Fund shares.  Securities accepted by a Fund in an in kind purchase will be valued at market value.  In general, investors transferring securities for shares will be treated, for federal income tax purposes, as if they sold the transferred securities at their fair market value and used the proceeds to purchase shares of a Fund, and a Fund’s tax basis in the transferred securities will be equal to their fair market value.  However, if a transfer of securities in exchange for shares qualifies as a tax-free transaction under the Code, the investors transferring those securities to a Fund will generally not recognize any gain or loss, for federal income tax purposes, as a result of the transfer.  In this event, a Fund’s tax basis in the transferred securities may be less than (if the securities have appreciated in value) or greater than (if the securities have depreciated in value) the fair market value of those securities.  If a Fund’s tax basis in the transferred securities is less than the fair market value of those securities, then the Fund, upon disposition of the securities, may recognize more taxable gain (or less taxable loss) than if its basis in the securities had been equal to fair market value at the time of the transfer; conversely, if a Fund’s tax basis in the contributed securities is greater than the fair market value of the securities, then the Fund, upon disposition of the securities, may recognize less taxable gain (or more taxable loss) than if its basis in the securities had been equal to fair market value at the time of the transfer.

Redemptions In Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the shares of each Fund being redeemed, whichever is less for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash, such as securities or other property.  Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund’s net asset value per share.  Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001.  In order to ensure compliance with this law, the Company’s Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including the Office of Foreign Asset Control, and undertake a complete and thorough review of all new account applications.

TAXATION OF THE FUND

Each Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Code, and if so qualified will not be liable for federal income taxes to the extent earnings are sufficiently distributed to shareholders on a timely basis and each Fund meets certain requirements regarding the source of its income and the diversification of its assets.  In the event a Fund fails to qualify as a “regulated investment company” and does not obtain relief for such failure, it will be treated as a regular corporation for federal income tax purposes.  In this event, the Fund would be subject to federal income taxes on the full amount of its taxable income and gains and any distributions that it makes would not qualify for any dividends paid deduction.  This would increase the cost of investing in such Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Each Fund intends to distribute at least annually to its holders all or substantially all of its investment company taxable income and net capital gain.  For federal income tax purposes, distributions from each Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital losses and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend income.”  “Qualified dividends” are eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral.  Certain holding period requirements applicable to both the Fund and its shareholders must be satisfied to obtain qualified dividend treatment.  Currently, the maximum rate applicable to long-term capital gains recognized by noncorporate shareholders is 15%.

Distributions of non-qualified dividend income, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer (currently a maximum of 35%).  If a Fund reports distributions paid by the Fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

Interest and dividends received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by a Fund.  Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax.  Each Fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each Fund maintains its accounts and calculates its income in U.S. dollars.  In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time a Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss.  A foreign-currency-denominated debt security acquired by a Fund may bear interest at a high nominal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations.  In that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of certain corporations.

Pursuant to the Code, each series of the Company, including each Fund, will be treated as a separate entity for federal income tax purposes.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor.  There may be other federal, state, local or foreign tax considerations applicable to a particular investor.  Investors are urged to consult their own tax advisors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, has been selected as the independent registered public accounting firm for each Fund.  Ernst & Young LLP will audit and report on each Fund’s annual financial statements, review certain regulatory reports and each Fund’s federal income tax returns, and perform other professional, accounting, auditing, tax and advisory services when engaged to do so by each Fund.

FINANCIAL STATEMENTS

Audited financial statements are not provided because the Funds did not commence operations until after the date of this SAI.

PART C

OTHER INFORMATION

Item 28.

Exhibits

See “Exhibit Index.”

Item 29.

Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 30.

Indemnification

Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.

Business and Other Connections of Investment Adviser

Frontegra Asset Management, Inc. (“Frontegra”) serves as the investment adviser with respect to the Registrant’s Frontegra MFG Global Equity Fund and Frontegra MFG Infrastructure Fund.  Frontegra is a registered investment adviser. The business and other connections of Frontegra, as well as the names and titles of the executive officers and directors of Frontegra, are further described in Frontegra’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Magellan Asset Management Ltd., d/b/a MFG Asset Management (“MFG Asset Management”) will serve as subadviser with respect to the Registrant’s Frontegra MFG Global Equity Fund and Frontegra MFG Infrastructure Fund.  The business and other connections of MFG Asset Management, as well as the names and titles of the executive officers and partners of MFG Asset Management, will be further described in MFG Asset Management’s Form ADV.

To the best of Registrant’s knowledge, none of the directors or executive officers of Frontegra or Magellan is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” and “Investment Adviser and Subadviser” sections of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 32.

Principal Underwriters

(a)

None.

(b)

Set forth below is certain information pertaining to the directors and officers of Frontegra Strategies, LLC, the Registrant’s principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH FUND
William D. Forsyth III 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	President and General Securities Principal	President, Secretary and Director
Elyce D. Dilworth 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	General Securities Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer, Assistant Secretary, Treasurer, Anti-Money Laundering Compliance Officer

(c)

None.

Item 33.

Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section, are maintained in the following locations:

Records Relating to:	Are Located at:

Registrant’s Investment Adviser to Frontegra MFG Global Equity Fund and Frontegra MFG Infrastructure Fund	Frontegra Asset Management, Inc. 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062

Registrant’s Subadviser to Frontegra MFG Global Equity Fund and Frontegra MFG Infrastructure Fund	MFG Asset Management Level 7, 1 Castlereagh Street Sydney NSW 2000 Australia

Registrant’s Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Transfer Agent, Administrator and Fund Accountant	U.S. Bancorp Fund Services LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Distributor	Frontegra Strategies, LLC 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062

Item 34.

Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 13th day of October, 2011.

FRONTEGRA FUNDS, INC. (Registrant)

By:

/s/ William D. Forsyth III

William D. Forsyth III

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D. Forsyth III William D. Forsyth III	President, Secretary and a Director (principal executive officer)	October 13, 2011

/s/Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer, Treasurer, Assistant Secretary and Anti-Money Laundering Compliance Officer (principal financial officer)	October 13, 2011

David L. Heald	Director*

James M. Snyder	Director*

*By: /s/William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on May 24, 2007, Post-Effective Amendment No. 29.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(a.1)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(a.2)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 31, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12

(a.3)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 19, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(a.4)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(a.5)	Articles of Amendment dated October 28, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(a.6)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20

(a.7)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(a.8)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006	Filed May 16, 2007, Form N-14

(a.9)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated June 23, 2004	Filed August 31, 2007, Post- Effective Amendment No. 34

(a.10)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated November 27, 2006	Filed August 31, 2007, Post- Effective Amendment No. 34

(a.11)	Articles of Amendment dated July 31, 2007	Filed August 13, 2007, Post-Effective Amendment No. 1 to Form N-14

(a.12)	Articles of Amendment dated August 20, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34

(a.13)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 20, 2007.	Filed August 31, 2007, Post- Effective Amendment No. 34

(a.14)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34

(a.15)	Articles Supplementary to the Registrant’s Articles of Incorporation dated July 16, 2008	Filed July 18, 2008, Post-Effective Amendment No. 42

(a.16)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 11, 2008	Filed October 31, 2008, Post-Effective Amendment No. 44

(a.17)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 16, 2009	Filed September 17, 2009, Post-Effective Amendment No. 53

(a.18)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 30, 2009	Filed October 28, 2009, Post-Effective Amendment No. 54

(a.19)	Articles of Amendment dated October 9, 2009	Filed October 28, 2009, Post-Effective Amendment No. 54

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(a.20)	Articles of Amendment dated December 15, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57

(a.21)	Articles Supplementary to the Registrant’s Articles of Incorporation dated December 15, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57

(a.22)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 24, 2010	Filed July 15, 2010, Form N-14

(a.23)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 13, 2010	Filed September 30, 2010, Post-Effective Amendment No. 65

(a.24)	Articles of Amendment dated October 26, 2010	Filed October 28, 2010, Post-Effective Amendment No. 67

(a.25)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 7, 2011	Filed March 14, 2011, Form N-14

(a.26)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 28, 2011	Filed July 1, 2011, Post-Effective Amendment No. 74

(a.27)	Articles Supplementary to the Registrant’s Articles of Incorporation		*

(b.1)	Registrant’s By Laws	Filed July 1, 1996, Form N-1A

(b.2)	Amendment to Registrant’s By Laws	Filed October 31, 2008, Post-Effective Amendment No. 44

(c)	None

(d.1)	Form of Investment Advisory Agreement	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A

(d.2)	Form of Exhibit H to Investment Advisory Agreement	Filed September 30, 2010, Post-Effective Amendment No. 65

(d.3)	Form of Exhibit I to Investment Advisory Agreement	Filed October 6, 2010, Post-Effective Amendment No. 66

(d.4)	Form of Exhibit J to Investment Advisory Agreement	Filed June 1, 2011, Post-Effective Amendment No. 72

(d.5)	Form of Exhibit K to Investment Advisory Agreement		*

(d.6)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Mastholm Asset Management, LLC	Filed January 14, 2010 Definitive Proxy Statement on Schedule 14A

(d.7)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Netols Asset Management, Inc.	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A

(d.8)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Sky Investment Counsel Inc.	Filed October 31, 2008, Post-Effective Amendment No. 44

(d.9)	Form of Investment Advisory Agreement with Timpani Capital Management LLC	Filed July 18, 2008, Post-Effective Amendment No. 42

(d.10)	Form of Expense Cap/Reimbursement Agreement regarding Frontegra Timpani Small Cap Growth Fund	Filed July 18, 2008, Post-Effective Amendment No. 42

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(d.11)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Hexam Capital Partners, LLP	Filed September 30, 2010, Post-Effective Amendment No. 65

(d.12)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Phocas Financial Corporation	Filed October 6, 2010, Post-Effective Amendment No. 66

(d.13)	Expense Cap/Reimbursement Agreement regarding Frontegra Phocas Small Cap Value Fund	Filed July 15, 2010, Form N-14

(d.14)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and SAM Sustainable Asset Management USA, Inc.	Filed June 1, 2011, Post-Effective Amendment No. 72

(d.15)	Form of Expense Cap/Reimbursement Agreement regarding Frontegra SAM Global Equity Fund	Filed June 1, 2011, Post-Effective Amendment No. 72

(d.16)	Investment Advisory Agreement with Lockwell Investments, LLC	Filed July 1, 2011, Post-Effective Amendment No. 74

(d.17)	Expense Cap/Reimbursement Agreement dated July 1, 2011 for Lockwell Small Cap Value Fund	Filed July 1, 2011, Post-Effective Amendment No. 74

(d.18)	Form of Amended and Restated Expense Cap/Reimbursement Agreement dated November 1, 2010	Filed March 14, 2011, Form N-14

(d.19)	Subadvisory Agreement between Frontegra Asset Management, Inc. and Magellan Asset Management Ltd.		*

(d.20)	Form of Expense Cap/Reimbursement Agreement		*

(e)	Distribution Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44

(f)	None

(g.1)	Form of Custody Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

(g.2)	Amendment to Fund Custody Agreement		*

(h.1)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(h.2)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(h.3)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(h.4)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(h.5)	Amendment to Transfer Agent Servicing Agreement		*

(h.6)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(h.7)	Amendment to Fund Administration Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(h.8)	Amendment to Fund Administration Servicing Agreement		*

(h.9)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(h.10)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(h.11)	Amendment to Fund Accounting Servicing Agreement		*

(h.12)	Subadministration Agreement with Phocas	Filed June 1, 2011, Post-Effective Amendment No. 72

(h.13)	Subadministration Agreement with Lockwell	Filed July 1, 2011, Post-Effective Amendment No. 74

(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 9, 1996	Filed October 11, 1996, Post-Effective Amendment No. 1

(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. dated January 29, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12

(i.3)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 23, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(i.4)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(i.5)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 23, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20

(i.6)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 25, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(i.7)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34

(i.8)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 4, 2007	Filed September 4, 2007, Post-Effective Amendment No. 35

(i.9)	Opinion and Consent of Godfrey & Kahn, S.C. dated July 18, 2008	Filed July 18, 2008, Post-Effective Amendment No. 42

(i.10)	Consent of Godfrey & Kahn, S.C. dated October 31, 2008	Filed October 31, 2008, Post-Effective Amendment No. 44

(i.11)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 17, 2009	Filed September 17, 2009, Post-Effective Amendment No. 53

(i.12)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 29, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57

(i.13)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 30, 2010	Filed September 30, 2010, Post-Effective Amendment No. 65

(i.14)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 6, 2010	Filed October 6, 2010, Post-Effective Amendment No. 66

(i.15)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 1, 2011	Filed June 1, 2011, Post-Effective Amendment No. 72

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(i.16)	Opinion and Consent of Godfrey & Kahn, S.C.		*

(j)	None

(k)	None

(l)	Initial Subscription Agreements	Filed October 11, 1996, Post-Effective Amendment No. 1

(m.1)	Rule 12b-1 Plan	Filed October 31, 2008, Post-Effective Amendment No. 44

(m.2)	Form of Rule 12b-1 Dealer Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44

(n)	Multiple Class Plan	Filed June 1, 2011, Post-Effective Amendment No. 72

(o)	Reserved

(p.1)	Code of Ethics for Access Persons of Frontegra Funds, Inc., Frontegra Asset Management, Inc., Frontegra Strategies, LLC and Timpani Capital Management LLC	Filed June 1, 2011, Post-Effective Amendment No. 72

(p.2)	Code of Ethics of Mastholm Asset Management, LLC	Filed October 28, 2009, Post-Effective Amendment No. 54

(p.3)	Netols Asset Management, Inc. Code of Ethics and Personal Trading Policy	Filed October 28, 2010, Post-Effective Amendment No. 67

(p.4)	Sky Investment Counsel Inc. Code of Ethics	Filed August 31, 2007, Post Effective Amendment No. 34

(p.5)	Hexam Capital Partners LLP Code of Ethics	Filed September 30, 2010, Post-Effective Amendment No. 65

(p.6)	Phocas Financial Corporation Code of Ethics	Filed October 6, 2010, Post-Effective Amendment No. 66

(p.7)	Sustainable Asset Management USA, Inc. Code of Ethics	Filed June 1, 2011, Post-Effective Amendment No. 72

(p.8)	Lockwell Investment, LLC Code of Ethics	Filed July 1, 2011, Post-Effective Amendment No. 74

(p.9)	MFG Asset Management Code of Ethics		*

________________________

*  To be filed by post-effective amendment.